Subordinated Obligation Agreement	12 Months Ended
Dec. 31, 2013
Subordinated Obligation Agreement [Abstract]
Subordinated Obligation Agreement

13. Subordinated Obligation Agreement

The Company entered into an agreement in 2010 with one of the members, whereby $11.2 million of the member’s initial capital contribution was designated as a subordinated obligation.  The obligation was subordinated to all indebtedness of the Company.  The subordinated obligation earned a return of 6% per annum payable monthly.  The subordinated obligation was not redeemable until all indebtedness of the Company was fully repaid.  The subordinated obligation did not contain any redemption or beneficial conversion features.  The resulting payments of the return were considered interest expense.  Payments of the return made during the years ended December 31, 2013 and 2012, of $0.2 million and $0.7 million, respectively, have been capitalized to inventory on the consolidated balance sheet.  In April 2013, concurrent with our conversion from a limited liability company to a Delaware corporation, and in contemplation of the Company’s May 2013 private offering and private placement, the outstanding subordinated obligation of $11.2 million was extinguished in exchange for shares of our common stock.  The Company accounted for the transaction as a debt extinguishment.  As the extinguishment was between related parties, it was accounted for as a capital transaction, and accordingly, no gain or loss was recorded.